Investments in Subsidiaries - Summary of Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Cereal Base CEBA AB | Direct Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Cereal Base CEBA AB
Country/place of registration and operations	Sweden
Principal activities	Holding
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly AB | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly AB
Country/place of registration and operations	Sweden
Principal activities	Holding
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Sweden Operations & Supply AB | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Sweden Operations & Supply AB
Country/place of registration and operations	Sweden
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly UK Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly UK Ltd.
Country/place of registration and operations	United Kingdom
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly UK Operations & Supply Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly UK Operations & Supply Ltd.
Country/place of registration and operations	United Kingdom
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Germany GmbH | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Germany GmbH
Country/place of registration and operations	Germany
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Norway AS | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Norway AS
Country/place of registration and operations	Norway
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oy Oatly AB | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oy Oatly AB
Country/place of registration and operations	Finland
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Netherlands BV | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Netherlands BV
Country/place of registration and operations	Netherlands
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Netherlands Operation & Supply BV | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Netherlands Operation & Supply BV
Country/place of registration and operations	Netherlands
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly EMEA AB | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly EMEA AB
Country/place of registration and operations	Sweden
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Inc | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Inc.
Country/place of registration and operations	United States
Principal activities	Holding
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly US Inc | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly US Inc.
Country/place of registration and operations	United States
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly US Operations & Supply Inc | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly US Operations & Supply Inc.
Country/place of registration and operations	United States
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Havrekärnan AB | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Havrekärnan AB
Country/place of registration and operations	Sweden
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Singapore Operations & Supply Pte Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Singapore Operations & Supply Pte Ltd.
Country/place of registration and operations	Singapore
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Hong Kong Holding Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Hong Kong Holding Ltd.
Country/place of registration and operations	Hong Kong, China
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Shanghai Co. Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Shanghai Co. Ltd.
Country/place of registration and operations	China
Principal activities	Selling
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Food Co Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Food Co Ltd.
Country/place of registration and operations	China
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%
Oatly Thousands of Island Co Ltd | Indirect Ownership
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Oatly Thousands of Island Co Ltd.
Country/place of registration and operations	China
Principal activities	Production
Proportion of voting rights and shares held (directly or indirectly) (%)	100.00%